10 GOING CONCERN (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit		$ 891,000	$ 999,000
Shares sold	100,000	5,050,000
Cash received	$ 6,510	$ 255,000